FILED PURSUANT TO RULE 497(J)
                                                               FILE NO. 33-34411


1800 M Street, N.W.                             Morgan, Lewis
Washington, D.C. 20036-5869                     & Bockius LLP
202-467-7000                                    COUNSELORS AT LAW
Fax: 202-467-7176


May 1, 1998


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549


Re:       The Torray Fund (File Nos. 33-34411 and 811-06096)
          Filing pursuant to Rule 497(j)
          --------------------------------------------------


Ladies and Gentlemen:


On behalf of our client, The Torray Fund (the "Fund"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectus and Statement of Additional Information dated April 30, 1998 does not differ from that contained in the Trust's Post-Effective Amendment No. 8 which was filed via EDGAR on April 29, 1998.

Please contact me at (202) 467-7087 if you have any questions or comments concerning this filing.


Sincerely,

/s/ John H. Grady, Jr.
----------------------

John H. Grady, Jr.

cc: Mr. William M. Lane